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                          STONEBRIDGE GROWTH FUND, INC.
                  SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 1997

Effective November 10, 1997, the Fund's transfer agent has changed to National Financial Data Services. As a result of this change, all shareholder inquiries, purchase and redemption requests should be sent to:

Stonebridge Funds
P.O. Box 419247
Kansas City, Missouri 64141-9247.

In addition, the Fund no longer accrues expenses on a semi-monthly basis. Expenses are accrued on a daily basis.


DATE: NOVEMBER 4, 1997
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                          STONEBRIDGE GROWTH FUND, INC.
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 1997

Effective November 10, 1997, the Fund's transfer agent has changed to National Financial Data Services, Inc., 1004 Baltimore, Kansas City, Missouri 64105. As a result of this change, all shareholder inquiries, purchase and redemption requests should be sent to:

Stonebridge Funds
P.O. Box 419247
Kansas City, Missouri 64141-9247.

In addition, the Fund no longer accrues expenses on a semi-monthly basis. Expenses are accrued on a daily basis.


DATE: NOVEMBER 4, 1997